FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	$ (1,400)	$ (285)	$ (285)	$ (1,683)
Reversal of accrued bonus		223	718
Additional liability		(164)	(557)	(205)
Converted to equity		43
Issuance	(36,741)
Cashless exercise of warrants	371		(54)
Change in fair value of derivative liabilities	(2,073)	(97)	(1,222)	1,603
Balance, Ending	(39,843)	(280)	(1,400)	(285)
Second Lien Term Loan Conversion Features [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	0
Issuance	(36,741)
Cashless exercise of warrants	0
Change in fair value of derivative liabilities	(2,785)
Balance, Ending	(39,526)		0
Convertible Debenture Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	0	(6)	(6)	(1,249)
Reversal of accrued bonus		0	0
Additional liability		0	0	0
Converted to equity		43
Cashless exercise of warrants			(54)
Change in fair value of derivative liabilities		(37)	60	1,243
Balance, Ending		0	0	(6)
Bristol/Heartland/SOS Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	(1,400)	(56)	(56)	(394)
Reversal of accrued bonus		0	0
Additional liability		(164)	(164)	(56)
Converted to equity		0
Issuance	0
Cashless exercise of warrants	371		0
Change in fair value of derivative liabilities	712	(60)	(1,180)	394
Balance, Ending	(317)	(280)	(1,400)	(56)
Incentive Bonus [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	$ 0	(223)	(223)	(40)
Reversal of accrued bonus		223	718
Additional liability		0	(393)	(149)
Converted to equity		0
Cashless exercise of warrants			0
Change in fair value of derivative liabilities		0	(102)	(34)
Balance, Ending		$ 0	$ 0	$ (223)